SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing receivable	¥ 168,022	¥ 555,123
Allowance	(51,858)	(40,735)
Financing receivable, net	116,164	514,388
Accrued interest receivable	¥ 3,500	¥ 53,100
Financing Receivable, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Financing Receivable and Net Investment in Lease, Current, after Allowance for Credit Loss	Financing Receivable and Net Investment in Lease, Current, after Allowance for Credit Loss
Accrued interest receivable, net of allowance	¥ 1,200	¥ 2,100
Financing receivables, allowance	¥ 51,858	¥ 40,735
Financing receivable, average loan period	0 months	27 months	26 months 6 days
Overdue
Financing receivable	¥ 132,200	¥ 146,100
Overdue for more than 90 days
Loans overdue for more than 90 days	¥ 127,200	¥ 117,000